Income Taxes - Components of Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total (loss)/income before income taxes and noncontrolling interest	$ (363)	$ 11,139	$ 18,687
Argentina
Total (loss)/income before income taxes and noncontrolling interest	(6,496)	(789)	(14,031)
Paraguay
Total (loss)/income before income taxes and noncontrolling interest	(1,306)	(7,239)	5,942
Uruguay
Total (loss)/income before income taxes and noncontrolling interest	36,931	44,432	49,465
Panama
Total (loss)/income before income taxes and noncontrolling interest	(26,701)	(19,391)	(16,283)
Marshall Islands
Total (loss)/income before income taxes and noncontrolling interest	(2,894)	(6,404)	(6,716)
Others
Total (loss)/income before income taxes and noncontrolling interest	$ 103	$ 530	$ 310